Other Assets - Customer Financing Receivables at Amortized Cost by Year of Origination (Details) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, year one	$ 125
Financing receivable, year two		$ 44
Financing receivable, year three			$ 18
Financing receivable, year four				$ 11
Financing receivable, year five and prior					$ 57
Customer financing receivables, gross	254
Short-term portion not yet due	131
Long-term portion not yet due	76
Financial Asset, Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Customer financing receivables, gross	47
North America
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, year one	51
Financing receivable, year two		15
Financing receivable, year three			1
Financing receivable, year four				6
Financing receivable, year five and prior					3
Customer financing receivables, gross	77
Short-term portion not yet due	48
Long-term portion not yet due	27
North America | Financial Asset, Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Customer financing receivables, gross	2
LAC
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, year one	47
Financing receivable, year two		10
Financing receivable, year three			6
Financing receivable, year four				2
Financing receivable, year five and prior					49
Customer financing receivables, gross	114
Short-term portion not yet due	51
Long-term portion not yet due	28
LAC | Financial Asset, Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Customer financing receivables, gross	34
EMEA & APAC
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, year one	28
Financing receivable, year two		$ 18
Financing receivable, year three			$ 10
Financing receivable, year four				$ 3
Financing receivable, year five and prior					$ 4
Customer financing receivables, gross	64
Short-term portion not yet due	31
Long-term portion not yet due	21
EMEA & APAC | Financial Asset, Past Due
Financing Receivable, Allowance for Credit Loss [Line Items]
Customer financing receivables, gross	$ 11